8. Restricted cash	12 Months Ended
Dec. 31, 2017
Restricted Cash
Restricted cash
	December 31, 2017	December 31, 2016
Current
Agreement with the São Paulo municipal government (i)	12,055	15,858
Brazilian Federal Savings Bank – escrow deposits (ii)	1,209	2,989
Other	5,558	5,231
	18,822	24,078

(i)       Refers to the amount deducted from the 7.5% of Municipal revenue transferred to the Municipal Fund, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with the municipal government of São Paulo; and

(ii)   Refers to savings account for receiving escrow deposits regarding lawsuits with final and unappealable decisions in favor of the Company, which are blocked as per contractual clause.